OTHER GAINS AND LOSSES—NET (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of Other Gains and Losses—Net

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2024	2023	2024	2023
Realized gains / (losses) on derivatives (A)	23	(19)	12	(23)
Unrealized gains / (losses) on derivatives at fair value through profit and loss - net (A)	3	(20)	—	(28)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	—	(1)	2	—
Restructuring costs (B)	(3)	—	(3)	—
Losses on disposal (C)	—	—	(1)	(6)
Other	1	(1)	1	1
Total other gains and losses - net	24	(41)	11	(56)
(A)Realized and unrealized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices, and that do not qualify for hedge accounting.
(B)For the six months ended June 30, 2024, restructuring costs amounted to €3 million and related to cost improvement programs in Europe and in the U.S.
(C)For the six months ended June 30, 2023, gains and losses on disposal costs net of transaction costs included a €5 million loss related to the sale of Constellium Ussel S.A.S. completed on February 2, 2023. The proceeds net of cash disposed amounted to €300 thousand